Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	€ 19,790	€ 17,335	[1]	€ 37,761
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	14,999	13,196		26,970
Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	7,357	7,218
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,271	1,289
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	541	500
Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	197	104
Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	178	151
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	714	768
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	508	485
Pharmaceuticals | Thymoglobulin
Disclosure of geographical areas [line items]
Net sales	210	172
Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	316	380
Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	7,642	5,978
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,017	994
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	367	343
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	487	483
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	458	412
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	291	278
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	203	240
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	3,577	2,290
Vaccines
Disclosure of geographical areas [line items]
Net sales	2,198	1,937		6,323
Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	1,202	1,053
Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	181	196
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,593	2,202		4,468
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	418	343
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	618	528
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	661	573
Europe
Disclosure of geographical areas [line items]
Net sales	4,767	4,472		9,759
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	3,665	3,575
Europe | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,130	2,228
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	223	246
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	211	195
Europe | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	108	75
Europe | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	9	12
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	353	368
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	52	60
Europe | Pharmaceuticals | Thymoglobulin
Disclosure of geographical areas [line items]
Net sales	17	16
Europe | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	294	335
Europe | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,535	1,347
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	269	264
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	126	124
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	206	200
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	116	111
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	19	75
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	450	289
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	321	244
Europe | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	161	145
Europe | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	37	18
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	781	653
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	37	34
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	289	250
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	224	200
United States
Disclosure of geographical areas [line items]
Net sales	7,562	6,088		€ 14,385
United States | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	6,239	4,892
United States | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	1,410	1,262
United States | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	425	429
United States | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	128	120
United States | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	55	5
United States | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	160	132
United States | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	7	15
United States | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	5	5
United States | Pharmaceuticals | Thymoglobulin
Disclosure of geographical areas [line items]
Net sales	121	101
United States | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	13	24
United States | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	4,829	3,630
United States | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	689	666
United States | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	94	83
United States | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	163	180
United States | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	221	190
United States | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	232	216
United States | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	142	119
United States | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	2,653	1,740
United States | Vaccines
Disclosure of geographical areas [line items]
Net sales	678	626
United States | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	224	241
United States | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	12	0
United States | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	645	570
United States | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	249	200
United States | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	103	91
United States | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	62	61
Other countries
Disclosure of geographical areas [line items]
Net sales	7,461	6,775
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	5,095	4,729
Other countries | Pharmaceuticals | General Medicines
Disclosure of geographical areas [line items]
Net sales	3,817	3,728
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	623	614
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	202	185
Other countries | Pharmaceuticals | Praluent
Disclosure of geographical areas [line items]
Net sales	34	24
Other countries | Pharmaceuticals | Multaq
Disclosure of geographical areas [line items]
Net sales	9	7
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	354	385
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	451	420
Other countries | Pharmaceuticals | Thymoglobulin
Disclosure of geographical areas [line items]
Net sales	72	55
Other countries | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	9	21
Other countries | Pharmaceuticals | Specialty Care
Disclosure of geographical areas [line items]
Net sales	1,278	1,001
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	59	64
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	147	136
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	118	103
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	121	111
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	59	62
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	42	46
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	474	261
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,199	1,067
Other countries | Vaccines | Polio/Pertussis/Hib vaccines
Disclosure of geographical areas [line items]
Net sales	817	667
Other countries | Vaccines | Influenza vaccines
Disclosure of geographical areas [line items]
Net sales	132	178
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,167	979
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	132	109
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	226	187
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 375	€ 312

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.